United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated Global Total Return Bond Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS—59.5%
	AUSTRALIAN DOLLAR—2.1%
	Sovereign—1.3%
940,000	Australia, Government of, 2.75%, 4/21/2024	$693,073
	State/Provincial—0.8%
520,000	Queensland Treasury Corp., Sr. Unsecd. Note, 5.50%, 6/21/2021	406,852
	TOTAL AUSTRALIAN DOLLAR	1,099,925
	BRAZILIAN REAL—0.8%
	Sovereign—0.8%
2,000,000	Brazil, Government of, Unsecd. Note, 10.00%, 1/1/2027	446,767
	BRITISH POUND—4.7%
	Sovereign—4.7%
390,000	United Kingdom, Government of, 3.25%, 1/22/2044	654,522
350,000	United Kingdom, Government of, 4.25%, 12/7/2027	570,775
190,000	United Kingdom, Government of, Bond, 4.25%, 3/7/2036	341,689
170,000	United Kingdom, Government of, Unsecd. Note, 1.50%, 7/22/2047	206,739
500,000	United Kingdom, Government of, Unsecd. Note, 4.00%, 3/7/2022	718,798
	TOTAL BRITISH POUND	2,492,523
	CANADIAN DOLLAR—3.1%
	Sovereign—3.1%
610,000	Canada, Government of, 5.75%, 6/1/2029	623,855
1,400,000	Canada, Government of, Unsecd. Note, 0.75%, 9/1/2021	1,030,926
	TOTAL CANADIAN DOLLAR	1,654,781
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
186,867	Realkredit Danmark A/S, Series 23D, 5.00%, 7/1/2035	33,622
	EURO—26.9%
	Banking—4.3%
930,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.75%, 10/26/2023	1,071,877
950,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.75%, 8/24/2022	1,203,369
	TOTAL	2,275,246
	Pharmaceuticals—2.1%
950,000	Johnson & Johnson, Sr. Unsecd. Note, 0.65%, 5/20/2024	1,119,715
	Sovereign—20.5%
910,000	Austria, Government of, Sr. Unsecd. Note, 0.75%, 10/20/2026	1,087,889
1,040,000	Belgium, Government of, 0.80%, 6/22/2025	1,250,604
580,000	France, Government of, 3.25%, 10/25/2021	750,578
830,000	France, Government of, 4.25%, 10/25/2023	1,179,161
280,000	France, Government of, Bond, 4.50%, 4/25/2041	525,439
525,000	France, Government of, O.A.T, 5.50%, 4/25/2029	912,377
400,000	Germany, Government of, 0.25%, 2/15/2027	468,085
90,000	Germany, Government of, Bond, 4.75%, 7/4/2034	169,466
600,000	Germany, Government of, Unsecd. Deb., 0.50%, 2/15/2028	711,319
1,050,000	Italy, Government of, 2.15%, 12/15/2021	1,216,684
650,000	Italy, Government of, Sr. Unsecd. Note, 4.75%, 9/1/2028	845,023

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
385,000	Netherlands, Government of, 1.75%, 7/15/2023	$489,698
360,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	429,367
500,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	650,675
150,000	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	186,534
	TOTAL	10,872,899
	TOTAL EURO	14,267,860
	JAPANESE YEN—9.5%
	Sovereign—9.5%
130,000,000	Japan, Government of, 1.90%, 12/20/2023	1,291,003
48,500,000	Japan, Government of, Sr. Secd. Note, 0.10%, 12/15/2018	436,766
115,000,000	Japan, Government of, Sr. Unsecd. Note, 0.10%, 6/20/2019	1,036,780
100,000,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	1,019,611
64,500,000	Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	707,613
55,000,000	Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	587,601
	TOTAL JAPANESE YEN	5,079,374
	MEXICAN PESO—4.0%
	Sovereign—2.1%
21,500,000	Mexico, Government of, 8.50%, 12/13/2018	1,125,570
	Telecommunications & Cellular—1.9%
19,300,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	987,616
	TOTAL MEXICAN PESO	2,113,186
	POLISH ZLOTY—1.9%
	Sovereign—1.9%
4,000,000	Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	1,035,314
	SWEDISH KRONA—0.9%
	Sovereign—0.9%
4,250,000	Sweden, Government of, 1.00%, 11/12/2026	490,169
	U.S. DOLLAR—5.5%
	Banking—3.2%
$750,000	Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	748,135
1,000,000	Credit Agricole London, Sr. Unsecd. Note, Series 144A, 3.25%, 10/4/2024	943,581
	TOTAL	1,691,716
	Finance—1.0%
540,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	536,328
	Utilities—1.3%
700,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	676,494
	TOTAL U.S. DOLLAR	2,904,538
	TOTAL BONDS (IDENTIFIED COST $32,224,871)	31,618,059
	U.S. TREASURY—23.2%
2,010,000	United States Treasury Bond, 2.875%, 11/15/2046	1,952,814
1,200,000	United States Treasury Bond, 4.50%, 2/15/2036	1,460,367
1,670,000	United States Treasury Note, 1.00%, 11/30/2018	1,665,499
2,465,000	United States Treasury Note, 1.375%, 12/15/2019	2,428,706
3,065,000	United States Treasury Note, 1.75%, 11/30/2021	2,973,772
1,070,000	United States Treasury Note, 2.00%, 11/15/2026	1,003,955

Foreign Currency Par Amount, Principal Amount, or Shares		Value in U.S. Dollars
	U.S. TREASURY—continued
$890,000	United States Treasury Note, 2.125%, 11/30/2023	$862,802
	TOTAL U.S. TREASURY (IDENTIFIED COST $12,534,291)	12,347,915
	PURCHASED CALL OPTIONS—0.1%
850,000	USD CALL/MXN PUT, JP. Morgan Chase & CO, Notional Amount $850,000, Exercise Price $18.94, Expiration Date 10/31/2018 (IDENTIFIED COST $21,590)	26,865
	EXCHANGE-TRADED FUNDS—0.5%
5,157	iShares MSCI Mexico Capped ETF (IDENTIFIED COST $260,016)	259,604
	INVESTMENT COMPANIES—12.3%
279,230	Emerging Markets Core Fund	2,619,179
283,521	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[1]	283,577
298,518	Federated Mortgage Core Portfolio	2,853,837
83,870	Federated Project and Trade Finance Core Fund	761,538
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,757,661)	6,518,131
	TOTAL INVESTMENT IN SECURITIES—95.6% (IDENTIFIED COST $51,798,429)	50,770,574
	OTHER ASSETS AND LIABILITIES - NET—4.4%[2]	2,321,462
	TOTAL NET ASSETS—100%	$53,092,036
The average market value of purchased options held by the Fund throughout the period was $10,295. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[3]Euro-BUND Future, Short Futures	4	EUR 746,503	December 2018	$(150)
[3]Euro-OAT Future, Short Futures	5	EUR 897,320	September 2018	$(17,353)
[3]Ultra 10-Year US Treasury Note Futures, Long Futures	4	$ 512,188	December 2018	$(1,072)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(18,575)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,178,055 and $810,242, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/7/2018	Credit Agricole	746,200,000 KRW	$700,000	$(29,545)
9/25/2018	Barclays	$225,000	24,856,875 JPY	$893
10/2/2018	Bank of America	1,200,000 BRL	$316,706	$(23,140)
10/2/2018	Bank of America	2,100,000 BRL	$541,726	$(27,984)
11/2/2018	Barclays	$1,000,000	9,069,625 SEK	$3,188
11/2/2018	BNP Paribas	500,000 EUR	2,154,948 PLN	$1,124
11/2/2018	Citibank	1,400,000 CAD	118,442,240 JPY	$3,260
11/2/2018	Citibank	910,000 NZD	68,405,792 JPY	$(16,370)
11/2/2018	Citibank	$1,300,000	143,073,112 JPY	$6,423
11/2/2018	Goldman Sachs	$1,000,000	3,668,709 PLN	$8,953

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
11/2/2018	JPMorgan	$700,000	5,827,358 NOK	$3,364
11/2/2018	JPMorgan	$800,000	87,884,632 JPY	$5,403
11/2/2018	Morgan Stanley	1,000,000 EUR	9,674,900 NOK	$9,907
11/2/2018	State Street	1,400,000 EUR	$1,638,811	$(5,710)
11/2/2018	State Street	100,000 GBP	$132,042	$(2,043)
11/5/2018	Bank of America	30,000,000 MXN	175,999,500 JPY	$(37,681)
11/5/2018	Citibank	20,300,000 MXN	116,268,027 JPY	$50
11/5/2018	Citibank	$150,000	2,870,031 MXN	$1,339
11/5/2018	Citibank	$300,000	5,729,893 MXN	$3,206
11/5/2018	Citibank	$450,000	8,637,961 MXN	$2,575
11/5/2018	Credit Agricole	$1,180,000	22,552,016 MXN	$11,861
Contracts Sold:
9/24/2018	Bank of America	$229,000	1,936,879 NOK	$2,182
9/24/2018	Bank of America	$213,000	1,951,307 SEK	$766
9/24/2018	Bank of America	$85,000	111,051 CAD	$135
9/24/2018	Bank of America	$71,000	97,144 AUD	$(1,164)
9/24/2018	Bank of America	$69,000	104,256 NZD	$(24)
9/24/2018	Morgan Stanley	$200,000	3,853,920 MXN	$943
10/2/2018	Bank of America	2,100,000 BRL	$505,854	$(7,888)
10/2/2018	Bank of America	1,200,000 BRL	$321,716	$28,149
11/2/2018	Bank of America	500,000 EUR	2,166,543 PLN	$2,009
11/2/2018	Barclays	4,000,000 PLN	9,047,220 NOK	$1,017
11/2/2018	Citibank	1,400,000 EUR	$1,636,008	$2,907
11/2/2018	Citibank	$450,000	49,678,367 JPY	$(840)
11/2/2018	Credit Agricole	1,400,000 CAD	118,876,940 JPY	$671
11/2/2018	HSBC	800,000 AUD	$592,683	$17,483
11/2/2018	JPMorgan	1,400,000 CAD	9,796,980 SEK	$2,614
11/2/2018	JPMorgan	910,000 NZD	68,191,068 JPY	$14,429
11/2/2018	JPMorgan	$1,000,000	110,472,380 JPY	$(1,179)
11/2/2018	JPMorgan	$1,000,000	9,109,987 SEK	$1,248
11/2/2018	JPMorgan	$400,000	394,199 CHF	$9,000
11/2/2018	State Street	1,000,000 EUR	9,616,897 NOK	$(16,841)
11/2/2018	State Street	600,000 EUR	5,826,421 NOK	$(3,376)
11/2/2018	State Street	210,000 EUR	2,160,617 SEK	$(7,499)
11/2/2018	State Street	$3,005,000	331,145,471 JPY	$(10,992)
11/2/2018	State Street	$1,550,000	12,636,983 NOK	$(39,302)
11/5/2018	Bank of America	30,000,000 MXN	175,521,000 JPY	$33,353
11/5/2018	BNP Paribas	$230,000	4,457,076 MXN	$866
11/5/2018	Citibank	$450,000	8,669,592 MXN	$(936)
11/5/2018	Credit Agricole	20,300,000 MXN	116,882,954 JPY	$5,511
11/5/2018	JPMorgan	$450,000	8,655,298 MXN	$(1,677)
11/5/2018	State Street	$230,000	4,438,390 MXN	$(102)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(49,464)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,048,821 and $2,048,303, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in
“Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2017	907,708	81,064	204,950	583,078	1,776,800
Purchases/Additions	13,655,410	2,806	283,924	172,867	14,115,007
Sales/Reductions	(14,279,597)	—	(209,644)	(457,427)	(14,946,668)
Balance of Shares Held 8/31/2018	283,521	83,870	279,230	298,518	945,139
Value	$283,577	$761,538	$2,619,179	$2,853,837	$6,518,131
Change in Unrealized Appreciation/(Depreciation)	$88	$(1,599)	$(134,146)	$(11,292)	$(146,949)
Net Realized Gain/(Loss)	$27	$—	$(78,577)	$(47,969)	$(126,519)
Dividend Income	$12,878	$25,452	$97,856	$54,767	$190,953
Gain Distribution Received	$—	$—	$2,401	$—	$2,401
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$31,618,059	$—	$31,618,059
U.S. Treasury	—	12,347,915	—	12,347,915
Purchased Call Options	—	26,865	—	26,865
Exchange-Traded Funds	259,604	—	—	259,604
Investment Companies[1]	283,577	—	—	6,518,131
TOTAL SECURITIES	$543,181	$43,992,839	$—	$50,770,574
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	184,829	—	184,829
Liabilities
Futures Contracts	(18,575)	—	—	(18,575)
Foreign Exchange Contracts	—	(234,293)	—	(234,293)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(18,575)	$(49,464)	$—	$(68,039)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $6,234,554 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed of Emerging Markets Core Fund and Federated Mortgage Core Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018